As filed with the U.S. Securities and Exchange Commission on May 13, 2020 File Nos. 811-07763 333-10015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

	FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	94	[X]
	and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	95	[X]

(Check appropriate box or boxes)

LITMAN GREGORY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1676 N. California Blvd., Suite 500, Walnut Creek, California 94596

(Address of Principal Executive Offices) (Zip Code)

(925) 254-8999

(Registrant's Telephone Number, including Area Code)

Jeremy L. DeGroot	Copies of Communications to:
1676 N. California Blvd., Suite 500	David A. Hearth, Esq.
Walnut Creek, California 94596	Paul Hastings LLP
(Name and Address of Agent for Service)	101 California Street, 48th Floor
San Francisco, California 94111

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective (check appropriate box)

[X]immediately upon filing pursuant to paragraph (b)

[	]	on	pursuant to paragraph (b)
[	]	60 days after filing pursuant to paragraph (a)(1)
[	]	on (date) pursuant to paragraph (a)(1)
[	]	75 days after filing pursuant to paragraph (a)(2)

[] on (date) pursuant to paragraph (a)(2) of Rule 485. If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 94 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Walnut Creek and State of California, on the 13th day of May, 2020.

LITMAN GREGORY FUNDS TRUST

By: /s/ Jeremy DeGroot

Jeremy DeGroot

President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 94 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Julie Allecta*	Trustee	May 13, 2020
Julie Allecta
/s/ Jeremy DeGroot	Trustee and President	May 13, 2020
Jeremy DeGroot	(Principal Executive Officer)
/s/ Frederick A. Eigenbrod, Jr.*	Trustee	May 13, 2020
Frederick A. Eigenbrod, Jr.
/s/ Harold M. Shefrin*	Trustee	May 13, 2020
Harold M. Shefrin
/s/ John Coughlan	Treasurer	May 13, 2020
John Coughlan	(Principal Financial Officer)

* By: /s/ John Coughlan

John Coughlan, Attorney-in-Fact

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase